Rockefeller US Small Cap Core Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Aerospace & Defense - 2.8%
Ducommun, Inc. (a)	17,004	$ 2,914,826

Banks - 4.4%
First Bancorp.	73,211	4,643,774

Broadline Retail - 1.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	18,014	1,358,616

Capital Markets - 3.3%
Perella Weinberg Partners - Class A	113,765	1,891,912
StoneX Group, Inc. (a)	23,102	1,582,025
		3,473,937

Chemicals - 3.1%
Ingevity Corp. (a)	46,731	3,237,991

Communications Equipment - 3.1%
Calix, Inc. (a)	85,649	3,264,940

Construction & Engineering - 1.2%
MYR Group, Inc. (a)	4,277	1,246,403

Consumer Finance - 2.3%
EZCORP, Inc. - Class A (a)	75,724	2,447,400

Diversified Consumer Services - 4.0%
Stride, Inc. (a)	21,833	1,892,703
Universal Technical Institute, Inc. (a)	108,450	2,291,548
		4,184,251

Electronic Equipment, Instruments & Components - 9.8%
Badger Meter, Inc.	9,381	1,270,844
Bel Fuse, Inc. - Class B	8,301	2,069,232
ePlus, Inc.	29,422	2,588,253
Mirion Technologies, Inc. - Class A (a)	121,055	1,824,299
Napco Security Technologies, Inc.	68,996	2,500,415
		10,253,043

Energy Equipment & Services - 2.7%
Select Water Solutions, Inc. - Class A	145,395	2,835,202

Financial Services - 5.8%
HA Sustainable Infrastructure Capital, Inc.	108,464	4,289,751
Walker & Dunlop, Inc.	43,378	1,758,110
		6,047,861

Gas Utilities - 2.6%
ONE Gas, Inc.	34,793	2,758,041

Ground Transportation - 1.7%
ArcBest Corp.	13,184	1,818,996

Health Care Equipment & Supplies - 5.0%
LeMaitre Vascular, Inc.	23,256	1,866,992
PROCEPT BioRobotics Corp. (a)	64,593	1,369,371
UFP Technologies, Inc. (a)	6,703	1,997,159
		5,233,522

Health Care Providers & Services - 10.0%
CorVel Corp. (a)	29,520	2,033,338
GeneDx Holdings Corp. (a)	17,161	1,455,424
Pediatrix Medical Group, Inc. (a)	100,849	2,645,269
RadNet, Inc. (a)	33,697	2,554,906
US Physical Therapy, Inc.	22,978	1,786,310
		10,475,247

Hotels, Restaurants & Leisure - 2.8%
BJ's Restaurants, Inc. (a)	46,374	2,948,923

Insurance - 4.9%
Skyward Specialty Insurance Group, Inc. (a)	36,534	2,097,417
Stewart Information Services Corp.	44,744	3,071,676
		5,169,093

Machinery - 7.0%
CECO Environmental Corp. (a)	43,651	3,107,951
ESCO Technologies, Inc.	5,697	1,555,452
Helios Technologies, Inc.	36,427	2,659,900
		7,323,303

Pharmaceuticals - 2.0%
Eton Pharmaceuticals, Inc. (a)	34,007	2,055,383

Professional Services - 6.1%
Huron Consulting Group, Inc. (a)	22,002	3,517,900
Korn Ferry	33,200	2,840,260
		6,358,160

Semiconductors & Semiconductor Equipment - 5.0%
Ichor Holdings Ltd. (a)	32,426	1,737,061
Impinj, Inc. (a)	10,067	1,754,879
PDF Solutions, Inc. (a)	39,916	1,775,464
		5,267,404

Software - 1.8%
Q2 Holdings, Inc. (a)	28,966	1,883,949

Specialty Retail - 3.1%
Winmark Corp.	9,766	3,249,343

Trading Companies & Distributors - 2.1%
DXP Enterprises, Inc. (a)	11,994	2,251,634
TOTAL COMMON STOCKS (Cost $84,655,042)		102,701,242

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 2.0%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (b)	2,107,417		2,107,417
TOTAL MONEY MARKET FUNDS (Cost $2,107,417)			2,107,417

TOTAL INVESTMENTS - 99.9% (Cost $86,762,459)			104,808,659
Other Assets in Excess of Liabilities - 0.1%		0.00057	59,664
TOTAL NET ASSETS - 100.0%			$ 104,868,323

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Rockefeller US Small Cap Core Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 102,701,242	$ –	$ –	$ 102,701,242
Money Market Funds	2,107,417	–	–	2,107,417
Total Investments	$ 104,808,659	$ –	$ –	$ 104,808,659

Refer to the Schedule of Investments for further disaggregation of investment categories.